FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007
                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one):
                          |_| is a restatement
                          |_| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Global Opportunities Management LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number:      28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Daniel J. McNally
Title:            General Counsel
Phone:            (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally           St. Francis, Wisconsin        November 14, 2007
-----------------------          ----------------------        -----------------
      (Signature)                    (City, State)                  (Date)



Report Type (Check only one):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $253,045 (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:            None

                                    Form 13F
                    Stark Global Opportunities Management LLC

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            Column 1:             Column 2: Column 3:    Column 4:       Column 5:       Column 6:   Column 7:        Column 8:
            Name of               Title of   CUSIP     Fair Market   Shrs or SH   Put/   Investment   Other       Voting Authority
             Issuer                Class     Number       Value      Prn Amt /PRN Call   Discretion  Managers    Sole   Shared  None
                                                        (x $1000)
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD SPONSORED AD               Common   000375204       1,972     75,203  SH          Sole                    75,203
ABN AMRO HLDG NV SPONSORED AD      Common   000937102         319      6,082  SH          Sole                     6,082
ACCREDITED HOME LENDRS HLDG        Common   00437P107         551     47,237  SH          Sole                    47,237
ALCAN INC                          Common   013716105       5,567     55,635  SH          Sole                    55,635
ALCOA INC                          Common   013817101      10,789    275,800  SH          Sole                   275,800
ALLTEL CORP                        Common   020039103       2,068     29,680  SH          Sole                    29,680
CAST CORP CL A                     Common   20030N101         354     14,642  SH          Sole                    14,642
C D W CORP                         Common   12512N105      11,964    137,204  SH          Sole                   137,204
CONSTELLATION ENERGY GROUP I       Common   210371100       2,658     30,984  SH          Sole                    30,984
CABLEVISION SYS CORP CL A NY CABL  Common   12686C109      21,230    607,619  SH          Sole                   607,619
CATALINA MARKETING CORP            Common   148867104       1,536     47,433  SH          Sole                    47,433
CERIDIAN CORP                      Common   156779100      23,455    675,171  SH          Sole                   675,171
CLEVELAND CLIFFS INC               Common   185896107       9,032    102,676  SH          Sole                   102,676
CYTYC CORP                         Common   232946103       3,589     75,329  SH          Sole                    75,329
DELTA AIR LINES INC DEL            Common   247361702       5,264    293,272  SH          Sole                   293,272
DELTA AIR LINES INC DEL            Bond     247361702         112  2,000,000  PRN         Sole                 2,000,000
DRYSHIPS INC SHS                   Option   Y2109Q101          56     10,000       PUT    Sole                    10,000
EVERGREEN SOLAR INC                Common   30033R108         187     20,993  SH          Sole                    20,993
EXELON CORP                        Option   30161N101         169     66,200       CALL   Sole                    66,200
EXELON CORP                        Common   30161N101       1,583     21,009  SH          Sole                    21,009
FREEPORT-MCMORAN COPPER & GO       Option   35671D857       2,257    277,500       CALL   Sole                   277,500
FREEPORT-MCMORAN COPPER & GO       Common   35671D857       6,384     60,871  SH          Sole                    60,871
GOODYEAR TIRE & RUBR CO            Common   382550101       1,727     56,800  SH          Sole                    56,800
GRUPO FINANCIERO GALICIA S A
  SP ADR 10 SH                     Common   399909100         102     12,972  SH          Sole                    12,972
GUITAR CTR MGMT INC                Common   402040109         813     13,722  SH          Sole                    13,722
HARMAN INTL INDS INC               Common   413086109         918     10,613  SH          Sole                    10,613
HAWAIIAN HOLDINGS INC              Common   419879101         266     60,778  SH          Sole                    60,778
HILTON HOTELS CORP                 Common   432848109      19,577    421,103  SH          Sole                   421,103
ISHARES INC MSCI BRAZIL            Common   464286400         571      7,764  SH          Sole                     7,764
ITT CORP                           Common   450911102       1,632     24,037  SH          Sole                    24,037
LAIDLAW INTL INC                   Common   50730R102      12,780    362,874  SH          Sole                   362,874
NOBLE CORPORATION SHS              Common   G65422100       5,942    121,147  SH          Sole                   121,147
NOBLE CORPORATION SHS              Option   G65422100         282    125,500       CALL   Sole                   125,500
NORTHWEST AIRLS CORP               Common   667280408       4,292    241,137  SH          Sole                   241,137
NUCOR CORP                         Option   670346105         145     26,000       CALL   Sole                    26,000
NUVEEN INVTS INC CL A              Common   67090F106      12,739    205,667  SH          Sole                   205,667
OIL SVC HOLDRS TR DEPOSTRY RCP     Common   678002106         959      5,000  SH          Sole                     5,000
PANHIA SIDERURGICA NACION
  SPONSORED ADR                    Common   20440W105       4,492     63,705  SH          Sole                    63,705
PANHIA VALE DO RIO DOCE
  SPONSORED ADR                    Option   204412209         112     25,000       CALL   Sole                    25,000
PRIDE INTL INC DEL                 Option   74153Q102          33     59,700       CALL   Sole                    59,700
PRIDE INTL INC DEL                 Common   74153Q102       6,659    182,196  SH          Sole                   182,196
RELIANCE STEEL & ALUMINUM CO       Common   759509102       6,882    121,733  SH          Sole                   121,733
RYERSON INC                        Common   78375P107       3,348     99,259  SH          Sole                    99,259
SELECT SECTOR SPDR TR SBI
  INT-ENER                         Common   81369Y506       1,485     19,866  SH          Sole                    19,866
SPDR TR UNIT SER 1                 Common   78462F103         686      4,500  SH          Sole                     4,500
STARWOOD HOTELS&RESORTS WRLD       Option   85590A401       1,953    310,000       CALL   Sole                   310,000
STATION CASINOS INC                Common   857689103      16,266    185,940  SH          Sole                   185,940
TELE NORTE LESTE PART S A
  SPON ADR PF                      Common   879246106       2,742    122,119  SH          Sole                   122,119
TIME WARNER CABLE INC CL A         Common   88732J108       5,544    169,032  SH          Sole                   169,032
TXU CORP                           Common   873168108      21,680    316,639  SH          Sole                   316,639
UNITED RENTALS INC                 Common   911363109       1,159     36,042  SH          Sole                    36,042
VALERO ENERGY CORP                 Common   91913Y100       6,133     91,294  SH          Sole                    91,294
VALERO ENERGY CORP                 Option   91913Y100          30     33,000       CALL   Sole                    33,000
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